Other investments (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other investments
Impairments and downward adjustments	SFr (47)			SFr (47)
Impairments and downward adjustments, Annual Amount				(4)	SFr (5)
Upward adjustments	138			138
Upward adjustments, Annual Amount				0	0
Other Revenue, Other Investments	(63)	SFr 15	SFr 131	(48)	330
Bank
Other investments
Impairments and downward adjustments	(47)			(47)
Impairments and downward adjustments, Annual Amount				(4)	(5)
Upward adjustments	SFr 138			138
Upward adjustments, Annual Amount				0	0
Other Revenue, Other Investments				SFr (48)	SFr 332